Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Loan provided to equity affiliate	$ 1,177	$ 510
Income tax receivable	2,367	3,622
VAT receivable	950	912
Withholding tax receivable	1,490	550
Foreign currency contracts	40	161
Other receivables	660	608
Total other current assets	$ 6,684	$ 6,363